Advance from customers	12 Months Ended
Dec. 31, 2017
Advance From Customers
20 Advance from customers

Advances from customers represent prepayment of interest and fees from customers that have not yet been earned. The Group will recognize the advance from customers as interest and fee earned in accordance with the Group’s interest and fee income recognition policy (See Notes 2.6 and 2.7).